Note 22 - Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provision	2017	2016
Balance at January 1	3,456	2,762
Foreign exchange movement	62	80
Unwinding of discount	25	25
Rehabilitation performed	(22)	-
Change in estimate during the year
- adjusted through profit or loss	58	32
- adjustment capitalised in Property, plant and equipment	218	557
Balance at December 31	3,797	3,456